Financial instruments (Details 3) ₽ in Millions, £ in Millions, $ in Millions	Mar. 31, 2019 USD ($)	Mar. 31, 2019 RUB (₽)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 RUB (₽)	Mar. 31, 2018 GBP (£)
Forward contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	$ 261			$ 72
Forward contract| US$ - RUB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount				38
Forward contract| US$ - RUB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	30
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £						£ 31
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £			£ 23
Option contract| US - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount				65
Option contract| US - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount				$ 240
Option contract| US - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Seven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	$ 300
Forward contract| RUB - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽		₽ 2,710
Forward contract| RUB - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽					₽ 1,080
Forward contract| RUB - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽		₽ 1,350
Forward contract| GBP - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £			£ 18